STOCK-BASED COMPENSATION	12 Months Ended
Jun. 26, 2019
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION
Our shareholders approved stock-based compensation plans including the Stock Option and Incentive Plan for employees (“Employee Plan”) and the Stock Option and Incentive Plan for Non-Employee Directors and Consultants (collectively, and as may be amended, the “Plans”). The Plans provide for grants of options to purchase our common stock, restricted stock, restricted stock units, and stock appreciation rights. Additionally, grants to eligible employees may vest over a specified period of time or service period, or may contain performance-based conditions.
In fiscal 2019, our shareholders approved and we registered an additional 1.4 million shares of common stock of Brinker International, Inc. available for issuance under the Employee Plan. The total number of shares authorized for issuance to employees and non-employee directors and consultants under the Plans is currently 38.7 million.
Stock Options
In fiscal 2019 and fiscal 2018, certain eligible employees under the Plans were granted performance stock options whose vesting is contingent upon meeting Company performance goals based on our annual earnings at the end of fiscal 2021 and 2022. Expenses for performance stock options are recognized using a graded-vesting schedule over the vesting period based upon management’s periodic estimates of the number of stock options that ultimately will vest. The options vest over a period of 4 to 5 years and have a contractual term to exercise of 8 years.
During fiscal 2019, we modified certain fiscal 2018 performance-based stock option awards and 0.2 million options were canceled. We subsequently granted fiscal 2019 performance-based stock option awards of 0.4 million options with a grant date fair value equivalent to the fair value of the canceled fiscal 2018 options as of the modification date.
Vesting of the fiscal 2019 performance-based options is conditioned on achievement of the same performance targets and vest on the same schedule as the fiscal 2018 performance-based stock options. There is no incremental compensation cost as a result of this modification.
Stock options that do not contain a performance condition were also granted to eligible employees in fiscal 2019 and fiscal 2018, consistent with prior year grants. Expenses related to these stock options are recognized using a graded-vesting schedule over the vesting period or to the date on which retirement eligibility is achieved, if shorter. Stock options generally vest over a period of 1 to 4 years and have contractual terms to exercise of 8 years. Full or partial vesting of awards may occur upon a change in control (as defined in the Plans), or upon an employee’s death, disability or involuntary termination.
Stock option transactions during fiscal 2019 were as follows (in millions, except option prices):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding at June 27, 2018	2.4	$38.87
Granted(1)	0.7	43.57
Exercised	(0.1)	29.89
Forfeited or canceled	(0.5)	35.17
Options outstanding at June 26, 2019	2.5	$41.33	5.3	$6.6
Options exercisable at June 26, 2019	0.8	$45.07	3.5	$1.7

(1)	There were 0.4 million performance stock options granted in fiscal 2019, all of which were outstanding at June 26, 2019.
At June 26, 2019, unrecognized compensation expenses related to stock options totaled approximately $2.6 million and will be recognized over a weighted average period of 2.3 years. The intrinsic value of options exercised totaled approximately $1.8 million, $2.5 million and $5.6 million for the fiscal years ended June 26, 2019, June 27, 2018, and June 28, 2017, respectively. The tax benefit realized on options exercised totaled approximately $0.4 million, $0.6 million and $1.6 million for the fiscal years ended June 26, 2019, June 27, 2018, and June 28, 2017, respectively.
Restricted Share Awards
Restricted share awards consist of performance shares, restricted stock and restricted stock units. Eligible employees under the Plans were granted performance shares whose vesting is contingent upon meeting Company performance goals based on our rate of earnings growth at the end of a three-fiscal-year period. Expenses are recognized ratably over the vesting period, or to the date on which retirement eligibility is achieved, if shorter, based upon management’s periodic estimates of the number of shares that ultimately will be issued.
Restricted stock units granted to eligible employees under the Plans generally vest in full on the third anniversary of the date of grant. Restricted stock units issued to eligible employees under our career equity plan generally vest upon each employee’s retirement from the Company. Expenses are recognized ratably over the vesting period, or to the date on which retirement eligibility is achieved, if shorter. Full or partial vesting of awards may occur upon a change in control (as defined in the Plans), or upon an employee’s death, disability or involuntary termination.
Restricted share awards and restricted stock units granted to non-employee directors under the Plans generally vest in full on the fourth anniversary of the date of grant or upon each director’s retirement from the Board. The non-employee directors’ awards are non-forfeitable and are expensed upon grant.
Restricted share awards during fiscal 2019 were as follows (in millions, except fair values):

	Number of Restricted Share Awards	Weighted Average Grant Date Fair Value Per Award
Restricted share awards outstanding at June 27, 2018	1.0	$39.80
Granted	0.3	43.51
Vested	(0.2)	46.53
Forfeited	(0.1)	38.08
Restricted share awards outstanding at June 26, 2019	1.0	$39.48

At June 26, 2019, unrecognized compensation expenses related to restricted share awards totaled approximately $8.6 million and will be recognized over a weighted average period of 1.8 years. The fair value of shares that vested totaled approximately $8.6 million, $4.3 million and $12.8 million, for the fiscal years ended June 26, 2019, June 27, 2018, and June 28, 2017, respectively.